Retirement benefits - UKRF funding valuations (Details) - GBP (£) £ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2019
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		£ (2,400)	£ (1,500)
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		(2,600)	£ (1,800)
Employer contributions	£ 350	1,000
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | Deficit contributions 30 September 2019 valuation
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan				£ 2,300
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | Deficit contributions valuation recovery plan 2020
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		900
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | 2021 | Barclays Bank PLC
Disclosure of fair value of plan assets [line items]
Employer contributions		700
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | 2022 | Barclays Bank PLC
Disclosure of fair value of plan assets [line items]
Employer contributions		294
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | 2023 | Barclays Bank PLC
Disclosure of fair value of plan assets [line items]
Employer contributions		286
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | Later than one month and not later than three months
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		£ 350